Exhibit A(1)
EXHIBITS TO THE SCHEDULE
EXHIBIT A(1)
FORM OF MONTHLY STATEMENT
Series 2006 — 2
HSBC Bank plc
AS SERVICER

RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
31 January 2009

1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/12/2008	Ending	31/01/2009

Interest Period Date:	Starting	15/01/2009	Ending	17/02/2009

Interest Determination Date:		13/01/2009

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.

INDEX

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Loan Note Issuer
6	Issuer
7	Investor Interest and Debt Amounts
8	Commentary/Payout Events

Note:	All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securies plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 1

Receivables Pool Summary Information (1)

1	Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,408,300,064
2	Aggregate amount of Principal Collections processed	582,853,689
3	Aggregate amount of Finance Charge Collections (including Acquired Interchange)	36,796,119
4	Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	200,672
5	Aggregate amount Investor Default Amount	10,401,119
6	Aggregate amount of Investor Indemnity Amount	0
7	Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period	76,105,811
8	Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,368,249,500

	Aggregate Account		Percentage of
Delinquency Analysis	Principal Balance	No. of Accounts	Total Receivables in Trust

(a) 30 — 59 days	21,807,122	6,490	0.92%
(b) 60 — 89 days	16,322,140	4,547	0.69%
(c) 90 — 119 days	12,604,215	3,512	0.53%
(d) 120 — 149 days	11,313,823	3,162	0.48%
(e) 150 — or more days	14,058,511	4,248	0.59%

Totals	76,105,811	21,959	3.21%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.

Receivables Pool Summary Information (2)

	Amount	Percentage

Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,408,300,064	100.00%
Transferor Interest	1,224,130,536	50.83%
Aggregate Investor Interest (for analysis — see below)	1,184,169,528	49.17%
2006-1 Investor Interest	536,193,030	22.26%
2006-2 Investor Interest	397,035,469	16.49%
2007-1 Investor Interest	250,941,029	10.42%
Balance on Trustee Investment Account	0

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 2

General Information

Period Type: Revolving

Loan Note Rate	GBP Libor	Margin (bps)	Total Rate

Class A	1.68%	7.2	1.75%
Class B	1.68%	20.7	1.89%
Class C	1.68%	44.7	2.13%

	Pre-Addition Date	Post Addition Date
	Series 2006 — 2	Series 2006 — 2
Investor Percentages	%	%

Series Floating Percentage	—	16.49%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	16.49%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	96,090,014
Aggregate amount of Investor Percentage of the Finance Charge Collections	5,218,249
Aggregate amount of Investor Percentage of the Acquired Interchange	848,007
Aggregate amount of Investor Percentage of Recoveries	707,609
Bank Account Interest allocable to the Series	45,388

Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2006 — 2	Months	Amount

Original CAP/Controlled Deposit Amount	12	33,086,289
Adjustment to CAP/Controlled Deposit Amount	-7	46,320,805
Revised CAP/Controlled Deposit Amount	5	79,407,094

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 3

Undivided Interest

Principal Collections	Series 2006 — 2

The aggregate amount of Principal Collections processed during the related Monthly Period allocable to Series	96,090,014
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0
Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0
Deduct: Shared Principal Collections	(43,778,706)

Total = Cash Available for Investment	52,311,308

Finance Charge Collections (incl. Acquired Interchange)	Series 2006 — 2

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period	6,111,644
The aggregate amount of Recoveries allocable to the Series during the related Monthly Period	707,609
Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	6,819,253

Other	Series 2006 — 2

Investor Default Amount allocable to Series	1,714,743
Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 4(a)

Segregated Trust (1)
Principal Collections

Principal Collections Ledger	Series 2006 — 2

Total amount transferred from Undivided Interest	0
Deficit relative to Controlled Deposit Amount	0
The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0

Funding Account (Principal Ledger)	Series 2006 — 2

Balance brought forward	0
Transfer this month	0
Transfer to Loan Note Issuer Distribution Account	0
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0
Balance carry forward	0
Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 4(b)

Segregated Trust (2)
Finance Charge Collections (1)

Series Finance Charge Collection Ledger	Series 2006 — 2

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	6,066,256
Recoveries	707,609
Interest Income on Accounts	45,388
Income from Principal Funding Account up to Class A Covered Amount	0
Retained Principal Collections Amount notionally allocable to Class B	0
Retained Principal Collections Amount notionally allocable to Class C	0
Transfer from Reserve Account	0
Transfer from Spread Account	0

Total Amount of Distribution to be transferred to Finance Funding Account
(in revolving and controlled accumulation Period) or to Loan Note Issuer	Series 2006 — 2	Series 2006 — 2
Distribution Account (in Regulated or Rapid Amortisation Period)	Paid	Unpaid

Class A Monthly Finance Amount	554,225	0
Class A Deficiency Amount	0	0
Class A Additional Finance Amount	0	0
Class A Monthly Distribution Amount	554,225	0
Class B Monthly Finance Amount	37,304	0
Class B Deficiency Amount	0	0
Class B Additional Finance Amount	0	0
Class B Monthly Distribution Amount	37,304	0
Class C Monthly Finance Amount	49,687	0
Class C Deficiency Amount	0	0
Class C Additional Finance Amount	0	0
Class C Monthly Distribution Amount	49,687	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 4(c)

Segregated Trust (3)
Finance Charge Collections (2)

	Series 2006 — 2	Series 2006 — 2
	Paid	Unpaid

Issuer Costs Amount	3,996	0
Issuer Profit Amount	2,393	0
Trustee Payment Amount	—	0
The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period Including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	452	0
Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	264,690	0
Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	0	0
Payment to cover Investor Default Amount	1,714,743	0
Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0
Transfer to Reserve Account	0	0
Transfer to Spread Account	0	0
Payment in respect of Investor Indemnity Amount	0	0
Payment in relation to Excess Spread	4,191,763	0

Funding Account (Finance Ledger)	Series 2006 — 2

Balance brought forward	0
Transfer in this month (15th’s Payment)	641,217
Transfer to Loan Note Issuer Distribution Account
Class A Finance Distribution Amount	554,225
Class B Finance Distribution Amount	37,304
Class C Finance Distribution Amount	49,687
Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 4(d)

Segregated Trust (4)
Reserve and Spread Accounts

Reserve Account	Series 2006 — 2

Required Reserve Account Amount	0
Balance brought forward	0
Transfer in/out this Month*	0
Balance carried forward (Available Reserve Account Amount)	0

*	After interest paid out

Spread Account	Series 2006 — 2

Quarterly Excess Spread Percentage*	11.12%
Required Spread Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis
Spread Account Trigger

If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 5

Loan Note Issuer Distribution Account

Receipts	Series 2006 — 2

Loan Note Interest	863,489
Loan Note Principal	—
Investor Trustee Payment Amount	1,553
Issuer & Loan Note Issuer Cost Amount	1,258
Expenses Loan Interest and Scheduled Amount	—
Investor Servicing Fee Amount	264,690
Class A Investor Default Amount	1,498,925
Class A Investor Charge-Off	—
Class B Investor Default Amount	93,683
Class B Investor Charge-Off	—
Class C Investor Default Amount	110,717
Class C Investor Charge-Off	—
Investor Indemnity Payment Amount	—
LN Issuer Return, Issuer Profit Amount	2,673
Expenses Loan Prepayment Amount	—
Excess Finance Charges	3,834,717
Deferred Subscription Price	3,834,717

Payments	Series 2006 — 2

Loan Note Interest	863,489
Loan Note Principal	—
3rd Party Expenses	667
Issuer Costs Amount	591
Additional Consideration	5,804,285
Monthly Expenses Loan Amount	—
Expenses Loan Prepayment	—
Issuer Profit Amount	2,248
Further Interest	3,834,717

Net Movement	425

Retained Profit (This Period)	425
Retained Profit (Prior Periods)	10,328
Other	—

Account Balance	10,753

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 6

Issuer Distribution Account

Receipts	Series 2006 — 2

Loan Note Interest	863,489
Loan Note Principal	—
Issuer Costs	591
Further Interest	3,834,717
Issuer Profit	2,248
Expenses Loan Repayment	—
Expenses Loan Prepayment	—
Swap Interest (USD)	808,867
Swap Principal (USD)	—

Payments	Series 2006 — 2

Swap Interest	863,489
Swap Principal	—
Note Interest (USD)	808,867
Note Principal (USD)	—
3rd Party Expenses	591
Expenses Loan Repayment	—
Deferred Subscription Price	3,834,717

Net Movement	2,248

Retained Profit (This Period)	2,248
Retained Profit (Prior Periods)	54,681
Other	1,141

Account Balance	58,070

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 7

Investor Interest & Debt Amounts

Summary Series Investor Interest and Adjusted Investor Interest	Total	Class A	Class B	Class C

Initial Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306

Loan Note Debt Amount	Total	Class A	Class B	Class C

Related Debt amount brought forward	397,035,469	349,391,212	21,836,951	25,807,306
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	397,035,469	349,391,212	21,836,951	25,807,306

Turquoise Card Backed Securities plc Series 2006 — 2 (USD)	Total	Class A	Class B	Class C

Outstanding Amount brought forward	750,000,000	660,000,000	41,250,000	48,750,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	750,000,000	660,000,000	41,250,000	48,750,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 17 February 2009
Section 8

Pay Out Events / Triggers

Portfolio Yield and Expense Rate Series 2006 — 2	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	18.12%	18.47%
Expense Rate	2.60%	2.75%
Net Charge Off Rate	2.99%	3.04%
Excess Spread Rate	12.54%	12.68%

Quarterly Excess Spread	10.96%	11.12%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No

Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 12th day of February, 2009.
HSBC Bank plc
as Servicer

By:	/s/ Andrew J Huke
	Name:	Andrew J Huke
	Title:	Senior Manager, Asset and Liability Management